Quality Equity Series
Quality Equity Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quality Equity Series (USD $)	CLASS I	CLASS S
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quality Equity Series		CLASS I	CLASS S
Management Fees		0.55%	0.55%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.17%	0.42%
Shareholder Services Fee		none	0.25%
Remainder of Other Expenses		0.17%	0.17%
Total Annual Fund Operating Expenses		0.72%	0.97%
Less Fee Waivers and/or Expense Reimbursements		(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.70%	0.95%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.70% of each Class's average daily net assets. This contractual waiver will continue until at least February 28, 2017 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense until February 28, 2017). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Quality Equity Series (USD $)	AFTER 1 YEAR	AFTER 3 YEARS
Class I	72	228
Class S	97	307

Portfolio Turnover
The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in equity securities. The Series primarily invests in stocks of large- and mid-size companies.

The Series will invest in equity securities of issuers located around the world. The Series may invest in securities denominated in foreign currencies, as well as American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

In managing the Series, the Advisor seeks to create a focused portfolio of quality companies using a disciplined screening process combined with fundamental analysis. The Advisor considers a quality company to be a company that has a history of financial strength and stable profitability, as well as a sustainable competitive position. The Advisor first uses the disciplined screening process to identify companies with attractive free cash flow yields and other characteristics consistent with stable businesses. The Advisor then conducts fundamental analyses of the identified companies, through which the Advisor analyzes whether a company’s business has certain qualities expected to enable it to sustain its competitive position (e.g., market share stability or growth and/or high barriers to entry).

The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because a disciplined screening process is used in the selection of the Series’ portfolio, the Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the disciplined screening process may prove to be incorrect.

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Mid-cap risk — The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:
  The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of mid-size companies may be less marketable than the stocks of larger companies.
Risks of investing in a small number of companies — The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.

Sector focus risk — The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series’ investments were allocated across a broader range of industry sectors.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.